Summary of Accounting Policies (Policies) - EBP002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Accounting - The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

EBP, Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

EBP, Contribution	Contributions - Employee contributions and related employer contributions are recognized in the period during which the Company makes payroll deductions from the employee's compensation.
EBP, Investment
Investment Valuation and Income Recognition - Investments in the Plan consisting of common stock of Dow Inc., mutual funds and certain money market funds are stated at fair value based upon the quoted market value of such securities at year end. The investments in common/collective trusts are valued at net asset value ("NAV") per share (or its equivalent) of the fund, based on the fair values of the underlying net assets. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. There are no redemption restrictions or unfunded commitments on these investments. Temporary investments are investments in short term money market funds in the respective investment funds. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in the fair value of investments includes the Plan's gains and losses on investments bought and sold, as well as held, during the year.

Investments of the Interest Income Fund (“Fund”) included in the Plan consist of Synthetic GICs, bonds, a money market fund and a common collective trust fund. All of the Plan's Synthetic GICs are fully benefit-responsive and are recorded at contract value. Contract value is the amount participants would normally receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents deposits made to the contract plus earnings at guaranteed crediting rates less withdrawals and applicable fees. Synthetic GICs operate similarly to an insurance company separate account investment contract, except that the assets are placed in a separate custodial account (owned by the Plan) rather than such assets being held in a separate account of the insurance company. A Synthetic GIC is a wrap contract paired with an underlying investment or investments, usually a portfolio, owned by the Plan, of high-quality, intermediate term fixed income securities or common/collective trusts holding similar investments. The Plan purchases a wrapper contract from financial services institutions.

In addition to holding certain assets, Synthetic GICs include features designed to provide participant liquidity at book value as well as periodic interest crediting rates. The liquidity feature is also known as “benefit responsiveness.”

The Synthetic GICs provide for prospective crediting interest rate adjustments based on the interest earnings and fair value of the underlying assets. The crediting interest rates are reset monthly and the contracts guarantee that the crediting interest rates cannot be less than zero.

Certain events may limit the ability of the Plan to transact at contract value with the insurance company and the financial institution issuer. Such events include the following: (i) amendments to the plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plan's prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsor or other plan sponsor events (e.g., divestitures or spin offs of a subsidiary) which cause a significant withdrawal from the Plan; or (iv) the failure of the Plan to qualify for exemption from federal income taxes or any required exemption of prohibited transactions under ERISA. The plan administrator does not believe that the occurrence of any such event that may limit the Plan's ability to transact at contract value is probable.

Synthetic GICs generally impose conditions on both the Plan and the issuer. If an event of default occurs and is not resolved, the non-defaulting party may terminate the contract. The following may cause the Plan to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the plan agreement. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; or is acquired or reorganized and the successor issuer does not satisfy the investment or credit guidelines applicable to issuers. If, in the event of default of an issuer, the Plan were unable to obtain a replacement investment contract, losses may occur if the market value of the Plan's assets, which were covered by the contract, is below the contract value. The Plan may seek to add additional issuers over time to diversify the Plan's exposure to such risk, but there is no assurance the Plan may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Plan unable to achieve its objective of maintaining a stable contract value. The terms of an investment contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default.

If the contract terminates due to issuer default (other than a default occurring because of a decline in its rating), the issuer will generally be required to pay to the Plan the excess, if any, of contract value over market value on the date of termination. If a contract terminates due to a decline in the ratings of the issuer, the issuer may be required to pay to the Plan the cost of acquiring a replacement contract (i.e., replacement cost) within the meaning of the contract. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plan to the extent necessary for the Plan to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.
Changes in fixed income market conditions and interest rates may affect the yield to maturity and the market value of the underlying investments. Such changes could have a material impact on the Synthetic GIC's future interest crediting rates. In addition, participant withdrawals from and transfers out of the Interest Income Fund made according to Plan provisions are paid at contract value but funded through the market value liquidation of the underlying investments. This process of funding participant withdrawals and transfers from market value liquidations of underlying investments may also have an effect on future interest crediting rates.

Employee Benefit Plan, Other Receivables and Other Payables
Other Receivables and Other Payables - Other receivables and other payables include the true-up employer contributions and investment securities sold and purchased during the reporting period that were not settled at the reporting date. Settlement can take up to three business days after the trade date, which is the standard in the industry.

EBP, Note Receivable from Participant
Participant Notes Receivable - Participant notes receivable are recorded at their unpaid principal balances plus any accrued interest. Participant notes receivable are written off when deemed uncollectible.

Employee Benefit Plan, Benefits Payable
Benefits Payable - Amounts payable to persons who have withdrawn from participation are not recorded as a liability of the Plan. Benefits payable to participants who had withdrawn from participation in the Plan at December 31, 2025 and 2024 were insignificant.

Employee Benefit Plan, Tax Status
Federal Income Tax Status - The Internal Revenue Service has determined and informed the Company by a letter dated September 2, 2014, that the Plan is qualified and the trust established under the Plan is tax exempt under the appropriate sections of the Code. Although the Plan has been amended since receiving the determination letter, the plan administrator believes the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code.

In accordance with guidance on accounting for uncertainty in income taxes, management evaluated the Plan's tax position and does not believe the Plan has any uncertain tax positions that require disclosure or adjustment to the financial statements. The Plan is subject to routine audits by taxing authorities; however, there are currently no audits for any tax periods in progress.

Employee Benefit Plan, Risk and Uncertainties
Risks and Uncertainties - The Plan invests in various investment instruments, including shares of the common stock of Dow Inc. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.